Reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2007	Dec. 31, 2016
Claims and Benefits Payable
Favorable development		$ 0.1
Assurant Health and AEB
Claims and Benefits Payable
Favorable development				$ 39.9
Universal Life and Annuity
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	4.50%
Universal Life and Annuity | Minimum
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	3.50%
Universal Life and Annuity | Maximum
Claims and Benefits Payable
Interest rates credited on annuities at guarantee rates	4.00%
Universal Life
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	0.00%
Universal Life | Minimum
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	4.00%
Universal Life | Maximum
Claims and Benefits Payable
Crediting interest rates at guaranteed rates	4.10%
Surrender charge grading period	20 years
Global Preneed | Preneed life insurance
Claims and Benefits Payable
Future policy benefit increases tied to inflation (as a percent)	3.00%	3.00%	2.30%
Global Preneed | Preneed life insurance | Minimum
Claims and Benefits Payable
Interest rate assumption	4.70%	4.70%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.20%	0.20%
Future policy benefit increases	1.00%	1.00%
Global Preneed | Preneed life insurance | Maximum
Claims and Benefits Payable
Interest rate assumption	7.30%	7.30%
Percentage of adverse deviation in interest and discount rate for preneed life insurance	0.50%	0.50%
Future policy benefit increases	7.00%	7.00%
Global Preneed | Life insurance no longer offered
Claims and Benefits Payable
Period of grading of interest and discount rates		20 years
Global Preneed | Life insurance no longer offered | Minimum
Claims and Benefits Payable
Discount rate	5.30%	5.30%
Period of grading of interest and discount rates	20 years
Global Preneed | Life insurance no longer offered | Maximum
Claims and Benefits Payable
Discount rate	7.50%	7.50%
Global Preneed | Block of pre-1980 traditional life insurance business
Claims and Benefits Payable
Discount rate	8.80%	8.80%
Global Preneed | Preneed annuities | Minimum
Claims and Benefits Payable
Surrender charge grading period		0 years
Interest rate assumption	1.00%	1.00%
Withdrawal charge percentage	0.00%	0.00%
Global Preneed | Preneed annuities | Maximum
Claims and Benefits Payable
Surrender charge grading period	7 years	7 years
Interest rate assumption	5.50%	5.50%
Withdrawal charge percentage	7.00%	7.00%